Investment Objectives and Goals	Apr. 25, 2025
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF